UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Dr. Joel Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Name and address of agent for service)

(800) 287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 86.55%
	Aerospace & Defense - 1.14%
695	AAR Corp.	$21,336
1,553	Ituran Location and Control Ltd. (b)	34,026
75	KLX, Inc. (a)	2,891
150	TASER International, Inc. (a)	3,617
		61,870

	Apparel & Textile Products - 1.49%
11	Hermes International (b)	3,884
218	LVMH Moet Hennessy Louis Vuitton SE (b)	38,477
145	NIKE, Inc. - Class B	14,548
115	Perry Ellis International, Inc. (a)	2,664
263	Under Armour, Inc. - Class A (a)	21,237
		80,810

	Asset Management - 2.03%
1,141	Cohen & Steers, Inc.	46,724
205	Partners Group Holding AG (b)	61,281
35	Westwood Holdings Group, Inc.	2,110
		110,115

	Automotive - 0.41%
1,206	Gentex Corp.	22,070
	Banking - 0.81%
1,311	Fidelity Southern Corp.	22,130
647	Home BancShares, Inc.	21,927
		44,057

	Biotechnology & Pharmaceutical - 8.24%
50	Agios Pharmaceuticals, Inc. (a)	4,715
90	Alexion Pharmaceuticals, Inc. (a)	15,597
135	Aratana Therapeutics, Inc. (a)	2,161
1,700	ARIAD Pharmaceuticals, Inc. (a)	14,008
420	Cempra, Inc. (a)	14,410
160	Clovis Oncology, Inc. (a)	11,877
780	Corcept Therapeutics, Inc. (a)	4,368
92	Emergent Biosolutions, Inc. (a)	2,646
1,715	Galapagos NV (a)(b)	40,698
763	Hikma Pharmaceuticals plc (b)	24,108
566	Immunomedics, Inc. (a)	2,168
84	Insys Therapeutics, Inc. (a)	4,883
546	Intra-Cellular Therapies, Inc. (a)	13,038
42	Intrexon Corp. (a)	1,906
60	KYTHERA Biopharmaceuticals, Inc. (a)	3,009
337	MacroGenics, Inc. (a)	10,572

1,113	Merrimack Pharmaceuticals, Inc. (a)	13,222
97	NewLink Genetics Corp. (a)	5,307
483	Omeros Corp. (a)	10,640
651	Osiris Therapeutics, Inc. (a)	11,445
51	Puma Biotechnology, Inc. (a)	12,042
52	Receptos, Inc. (a)	8,574
62	Regeneron Pharmaceuticals, Inc. (a)	27,992
281	Sage Therapeutics, Inc. (a)	14,115
92	Sagent Pharmaceuticals, Inc. (a)	2,139
799	Sangamo BioSciences, Inc. (a)	12,528
1,002	Seattle Genetics, Inc. (a)	35,421
75	TESARO, Inc. (a)	4,305
414	TherapeuticsMD, Inc. (a)	2,505
251	United Therapeutics Corp. (a)	43,281
636	USANA Health Sciences, Inc. (a)(b)	70,672
202	Xencor, Inc. (a)	3,095
		447,447

	Commercial Services - 3.81%
1,384	Cimpress NV (a)(b)	116,782
63	Insperity, Inc.	3,294
4,083	Park24 Co. Ltd. (b)	83,645
165	Resources Connection, Inc.	2,888
		206,609

	Consumer Products - 2.47%
535	The Hain Celestial Group, Inc. (a)	34,267
531	Inter Parfums, Inc. (b)	17,321
494	J&J Snack Foods Corp.	52,710
518	Seneca Foods Corp. - Class A (a)	15,441
6,125	Wilmar International Ltd. (b)	14,550
		134,289

	Consumer Services - 1.28%
38	Capella Education Co.	2,465
117	Carriage Services, Inc.	2,793
2,459	Service Corp. International	64,057
		69,315

	Distributors - Discretionary - 0.16%
327	PC Connection, Inc.	8,531
	Electrical Equipment - 4.23%
2,450	Axis Communications AB (b)	96,781
196	OSI Systems, Inc. (a)	14,555
3,267	Renishaw plc (b)	118,345
		229,681

	Engineering & Construction Services - 0.88%
136,094	DMCI Holdings, Inc. (b)	47,192
681	Hopewell Highway Infrastructure Ltd. (b)	324
		47,516

	Gaming, Lodging & Restaurants - 4.55%
479	Diamond Resorts International, Inc. (a)	16,013
215	Las Vegas Sands Corp.	11,834
305	Panera Bread Co. - Class A (a)	48,798
1,336	Papa John's International, Inc.	82,578
290	Starbucks Corp.	27,463
1,555	Texas Roadhouse, Inc.	56,649
30	Wynn Resorts Ltd.	3,776
		247,111

	Hardware - 3.73%
815	Aruba Networks, Inc. (a)	19,959
1,044	NetScout Systems, Inc. (a)	45,779
545	Nidec Corp. (b)	36,294
2,178	Parrot SA (a)(b)	48,337
2,696	Ruckus Wireless, Inc. (a)	34,698
92	Super Micro Computer, Inc. (a)	3,055
241	ViaSat, Inc. (a)	14,366
		202,488

	Health Care Facilities & Services - 2.73%
70	Bio-Reference Laboratories, Inc. (a)	2,467
104	LHC Group, Inc. (a)	3,435
787	Molina Healthcare, Inc. (a)	52,957
1,295	PAREXEL International Corp. (a)	89,342
		148,201

	Home & Office Products - 0.35%
234	Mattress Firm Holding Corp. (a)	16,296
242	PGT, Inc. (a)	2,704
		19,000

	Institutional Financial Services - 1.14%
995	Evercore Partners, Inc. - Class A	51,402
46	Intercontinental Exchange, Inc.	10,730
		62,132

	Insurance - 0.49%
745	American Equity Investment Life Holding Co.	21,702
55	HCI Group, Inc.	2,523
28	The Navigators Group, Inc. (a)	2,179
		26,404

	Iron & Steel - 1.16%
11,385	Fortescue Metals Group Ltd. (b)	16,996
2,288	Steel Dynamics, Inc.	45,989
		62,985

	Media - 6.86%
372	Entravision Communications Corp. - Class A	2,355
199	Facebook, Inc. - Class A (a)	16,361
16	Google, Inc. - Class A (a)	8,875
57	Google, Inc. - Class C (a)	31,236
80	HealthStream, Inc. (a)	2,016
803	IAC/InterActive Corp.	54,178
1,361	JCDecaux SA (b)	45,944
263	Nexstar Broadcasting Group, Inc. - Class A	15,049
7,350	Seek Ltd. (b)	95,840
1,279	TechTarget, Inc. (a)	14,747
545	Teleperformance (b)	37,393
675	Twenty-First Century Fox, Inc. - Class A	22,842
384	VeriSign, Inc. (a)	25,716
		372,552

	Medical Equipment & Devices - 6.82%
45	Abaxis, Inc.	2,885
204	Cepheid, Inc. (a)	11,608
681	Cochlear Ltd. (b)	46,956
1,021	Coloplast A/S - Class B (b)	77,288
231	CryoLife, Inc.	2,395
87	Foundation Medicine, Inc. (a)	4,185
2,278	Globus Medical, Inc. - Class A (a)	57,497
317	LDR Holding Corp. (a)	11,615
410	Masimo Corp. (a)	13,522
1,361	Mindray Medical International Ltd. - ADR (b)	37,223
2,320	Myriad Genetics, Inc. (a)	82,128
84	Natus Medical, Inc. (a)	3,315
394	Ocular Therapeutix, Inc. (a)	16,542
99	Vascular Solutions, Inc. (a)	3,002
		370,161

	Metals & Mining - 0.93%
1,433	Hi-Crush Partners LP	50,255
	Oil, Gas & Coal - 0.63%
2,544	FMSA Holdings, Inc. (a)	18,419
1,235	Sanchez Energy Corp. (a)	16,067
		34,486

	Passenger Transportation - 0.21%
490	WestJet Airlines Ltd. (b)	11,475
	Real Estate - 1.85%
6,805	Africa Israel Investments Ltd. (a)(b)	6,008
13,610	Hopewell Holdings Ltd. (b)	51,086
953	L E Lundbergforetagen AB - Class B (b)	43,621
		100,715

	Recreation Facilities & Services - 0.62%
1,116	Flight Centre Travel Group Ltd. (b)	33,703
	Retail - Consumer Staples - 2.10%
107	The Chefs' Warehouse, Inc. (a)	2,400
141	Costco Wholesale Corp.	21,361
297	Dollar Tree, Inc. (a)	24,100
286	Dollarama, Inc. (b)	15,987
14,971	The Warehouse Group Ltd. (b)	29,772
395	Whole Foods Market, Inc.	20,571
		114,191

	Retail - Discretionary - 7.52%
566	Barnes & Noble, Inc. (a)	13,443
278	eBay, Inc. (a)	16,035
1,634	Inditex (b)	52,498
132	Liquidity Services, Inc. (a)	1,304
273	Lululemon Athletica, Inc. (a)	17,477
450	MercadoLibre, Inc. (b)	55,134
13	Netflix, Inc. (a)	5,417
3,403	SM Investments Corp. (b)	68,479
1,808	Sonic Automotive, Inc. - Class A	45,019
4,083	SuperGroup plc (a)(b)	57,811
1,605	Urban Outfitters, Inc. (a)	73,268
59	Zumiez, Inc. (a)	2,375
		408,260

	Semiconductors - 4.95%
1,018	Alpha & Omega Semiconductor Ltd. (a)(b)	9,070
238	Ambarella, Inc. (a)(b)	18,019
2,089	Amkor Technology, Inc. (a)(b)	18,456
229	Cavium, Inc. (a)	16,218
20	CSR plc - ADR (b)	1,033
810	IPG Photonics Corp. (a)	75,087
213	IXYS Corp.	2,624
279	Micrel, Inc.	4,207
266	Microchip Technology, Inc.	13,007
290	Monolithic Power Systems, Inc. (b)	15,269
86	NVIDIA Corp.	1,800
404	OmniVision Technologies, Inc. (a)	10,654
1,784	Universal Display Corp. (a)	83,402
		268,846

	Software - 3.47%
367	Advent Software, Inc.	16,188
111	Barracuda Networks, Inc. (a)	4,270
269	Cerner Corp. (a)	19,707
508	Cvent, Inc. (a)	14,244
267	Envestnet, Inc. (a)	14,973
108	FireEye, Inc. (a)	4,239
285	LogMeIn, Inc. (a)	15,957
360	Oracle Corp.	15,534
493	Paycom Software, Inc. (a)	15,806
714	QAD, Inc. - Class A	17,279
262	Rackspace Hosting, Inc. (a)	13,517
60	Splunk, Inc. (a)	3,552
256	SS&C Technologies Holdings, Inc.	15,949
133	Synchronoss Technologies, Inc. (a)	6,312
61	Tableau Software, Inc. - Class A (a)	5,644
192	VASCO Data Security International, Inc. (a)	4,136
50	Veeva Systems, Inc. - Class A (a)	1,276
		188,583

	Specialty Finance - 3.66%
1,846	Air Lease Corp. (b)	69,668
92	CAI International, Inc. (a)	2,261
308	Capital One Financial Corp.	24,277
142	Credit Acceptance Corp. (a)	27,690
59	Ellie Mae, Inc. (a)	3,263
275	Euronet Worldwide, Inc. (a)	16,156
1,016	PRA Group, Inc. (a)	55,189
		198,504

	Technology Services - 3.21%
298	EPAM Systems, Inc. (a)	18,264
68	ExlService Holdings, Inc. (a)	2,529
436	ManTech International Corp. - Class A	14,798
737	Morningstar, Inc.	55,209
807	NIC, Inc.	14,260
1,301	Syntel, Inc. (a)	67,301
40	Virtusa Corp. (a)	1,655
		174,016

	Telecommunications - 0.64%
123	IDT Corp. - Class B	2,183
233	j2 Global, Inc.	15,303
1,519	Premiere Global Services, Inc. (a)	14,522
536	Vonage Holdings Corp. (a)	2,632
		34,640

	Transportation & Logistics - 0.95%
730	Echo Global Logistics, Inc. (a)	19,900
119	FedEx Corp.	19,688
458	Swift Transportation Co. (a)	11,917
		51,505

	Utilities - 0.49%
708	ITC Holdings Corp.	26,500
	Waste & Environmental Services & Equipment - 0.54%
515	Clean Harbors, Inc. (a)	29,242
	TOTAL COMMON STOCKS (Cost $3,187,675)	4,698,265

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.77%
	Real Estate - 2.77%
1,839	DuPont Fabros Technology, Inc.	60,099
1,335	The GEO Group, Inc.	58,393
222	Monmouth Real Estate Investment Corp.	2,466
940	RLJ Lodging Trust	29,431
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $104,449)	150,389

	CLOSED-END MUTUAL FUNDS - 0.62%
	Asset Management - 0.62%
1,911	Ares Capital Corp.	32,812
67	Hercules Technology Growth Capital, Inc.	903
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $32,737)	33,715

	WARRANTS - 0.00%
	Chemicals - 0.00%
1	Indorama Ventures pcl (a)(b)(d)(e)	–
	TOTAL WARRANTS (Cost $0)	–

	MONEY MARKET FUNDS - 2.60%
141,420	First American Treasury Obligations Fund - Class Z, 0.00% (c)	141,420
	TOTAL MONEY MARKET FUNDS (Cost $141,420)	141,420

	Total Investments (Cost $3,466,281) - 92.54%	5,023,789
	Other Assets in Excess of Liabilities - 7.46%	404,875
	TOTAL NET ASSETS - 100.00%	$5,428,664

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as defined by the Fund's Investment Advisor.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
(e)	Level 3 security.

Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$1,671,181
Gross Unrealized Depreciation	(113,673)
Net Unrealized Appreciation	$1,557,508

EntrepreneurShares Global Fund
Securities by Country of Risk
March 31, 2015 (Unaudited)

Percent of Net
Country	Assets
United States	64.52%
United Kingdom	3.71%
Australia	3.56%
France	3.20%
Sweden	2.59%
Japan	2.21%
Netherlands	2.15%
Philippines	2.13%
Denmark	1.42%
Switzerland	1.13%
Cayman Islands	1.02%
Spain	0.97%
Hong Kong	0.94%
Belgium	0.75%
Israel	0.74%
New Zealand	0.55%
Canada	0.51%
Singapore	0.27%
Bermuda	0.17%
Thailand	0.00%
92.54%*

*	Amount calculated is less than 0.005%

Entrepreneur U.S. All Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 94.18%
	Aerospace & Defense - 1.56%
27,033	AAR Corp.	$829,913
17,421	KLX, Inc. (a)	671,406
29,383	TASER International, Inc. (a)	708,424
		2,209,743

	Apparel & Textile Products - 1.66%
29,070	Iconix Brand Group, Inc (a)	978,787
11,863	Under Armour, Inc. - Class A (a)	957,937
25,614	Vera Bradley, Inc. (a)	415,715
		2,352,439

	Asset Management - 0.86%
19,205	Cohen & Steers, Inc.	786,445
7,273	Westwood Holdings Group, Inc.	438,562
		1,225,007

	Automotive - 0.66%
50,762	Gentex Corp.	928,945
	Banking - 1.78%
38,469	Fidelity Southern Corp.	649,357
14,172	First Republic Bank	809,079
31,507	Home BancShares, Inc.	1,067,772
		2,526,208

	Biotechnology & Pharmaceutical - 8.26%
2,835	Agios Pharmaceuticals, Inc. (a)	267,341
43,944	Albany Molecular Research, Inc. (a)	773,414
2,173	Alexion Pharmaceuticals, Inc. (a)	376,581
45,105	ARIAD Pharmaceuticals, Inc. (a)	371,665
9,231	Avalanche Biotechnologies, Inc. (a)	374,040
4,656	Clovis Oncology, Inc. (a)	345,615
13,637	Emergent Biosolutions, Inc. (a)	392,200
10,345	FibroGen, Inc. (a)	324,626
3,987	Gilead Sciences, Inc. (a)	391,244
21,518	Intra-Cellular Therapies, Inc. (a)	513,850
9,159	Intrexon Corp. (a)	415,544
20,646	Ironwood Pharmaceuticals, Inc. - Class A (a)	330,336
5,150	Isis Pharmaceuticals, Inc. (a)	327,901
11,662	Karyopharm Therapeutics, Inc. (a)	356,974
5,053	Kite Pharma, Inc. (a)	291,457
7,836	KYTHERA Biopharmaceuticals, Inc. (a)	392,975
11,484	MacroGenics, Inc. (a)	360,253
48,012	MannKind Corp. (a)	249,662
8,927	NewLink Genetics Corp. (a)	488,396

1,492	Puma Biotechnology, Inc. (a)	352,276
2,805	Receptos, Inc. (a)	462,516
847	Regeneron Pharmaceuticals, Inc. (a)	382,404
7,768	Sage Therapeutics, Inc. (a)	390,187
28,587	Sagent Pharmaceuticals, Inc. (a)	664,648
23,413	Sangamo BioSciences, Inc. (a)	367,116
6,820	TESARO, Inc. (a)	391,468
2,239	United Therapeutics Corp. (a)	386,082
8,754	USANA Health Sciences, Inc. (a)(b)	972,744
		11,713,515

	Chemicals - 2.49%
6,544	Airgas, Inc.	694,384
33,095	Globe Specialty Metals, Inc.	626,157
27,511	Huntsman Corp.	609,919
23,723	LSB Industries, Inc. (a)	980,472
1,309	NewMarket Corp.	625,440
		3,536,372

	Commercial Services - 1.84%
20,650	Insperity, Inc.	1,079,789
27,129	National Research Corp. - Class A	390,658
65,243	Resources Connection, Inc.	1,141,752
		2,612,199

	Consumer Products - 3.69%
2,703	The Boston Beer Co., Inc. - Class A (a)	722,782
74,627	Boulder Brands, Inc. (a)	711,196
13,659	The Hain Celestial Group, Inc. (a)	874,859
38,373	Inter Parfums, Inc. (b)	1,251,727
8,426	J&J Snack Foods Corp.	899,054
25,923	Seneca Foods Corp. - Class A (a)	772,765
		5,232,383

	Consumer Services - 1.60%
35,477	Carriage Services, Inc.	846,836
17,458	Rent-A-Center, Inc.	479,048
36,174	Service Corp. International	942,333
		2,268,217

	Containers & Packaging - 0.55%
13,353	Silgan Holdings, Inc.	776,210
	Distributors - Discretionary - 0.24%
12,793	PC Connection, Inc.	333,769
	Electrical Equipment - 0.22%
4,096	OSI Systems, Inc. (a)	304,169
	Engineering & Construction Services - 0.53%
38,888	Mistras Group, Inc. (a)	748,983
	Gaming, Lodging & Restaurants - 3.65%
23,516	Diamond Resorts International, Inc. (a)	786,140
52,817	Extended Stay America, Inc.	1,031,516
5,691	Panera Bread Co. - Class A (a)	910,531
12,226	Papa John's International, Inc.	755,689
9,618	Starbucks Corp.	910,825
21,528	Texas Roadhouse, Inc.	784,265
		5,178,966

	Hardware - 2.31%
24,578	Aruba Networks, Inc. (a)	601,915
25,545	Juniper Networks, Inc.	576,806
7,411	NetScout Systems, Inc. (a)	324,973
26,214	Ruckus Wireless, Inc. (a)	337,374
7,929	Super Micro Computer, Inc. (a)	263,322
20,389	Ubiquiti Networks, Inc.	602,495
9,482	ViaSat, Inc. (a)	565,222
		3,272,107

	Health Care Facilities & Services - 5.70%
22,377	Bio-Reference Laboratories, Inc. (a)	788,566
10,012	DaVita HealthCare Partners, Inc. (a)	813,775
32,768	Diplomat Pharmacy, Inc. (a)	1,133,117
23,320	LHC Group, Inc. (a)	770,260
13,496	Molina Healthcare, Inc. (a)	908,146
7,566	OvaScience, Inc. (a)	262,767
10,981	PAREXEL International Corp. (a)	757,579
68,735	Select Medical Holdings Corp.	1,019,340
7,160	Universal Health Services, Inc. - Class B	842,804
14,382	VCA, Inc. (a)	788,421
		8,084,775

	Home & Office Products - 3.33%
13,444	Mattress Firm Holding Corp. (a)	936,240
23,900	Meritage Homes Corp. (a)	1,162,496
63,733	PGT, Inc. (a)	712,216
51,547	TRI Pointe Homes, Inc. (a)	795,370
43,068	William Lyon Homes - Class A (a)	1,112,016
		4,718,338

	Industrial Services - 0.88%
93,157	Titan Machinery, Inc. (a)	1,243,646
	Institutional Financial Services - 1.77%
15,366	Evercore Partners, Inc. - Class A	793,808
3,365	Intercontinental Exchange, Inc.	784,953
30,960	Moelis & Co. - Class A	932,515
		2,511,276

	Insurance - 5.71%
16,140	Aflac, Inc.	1,033,122
34,639	American Equity Investment Life Holding Co.	1,009,034
15,801	American Financial Group, Inc.	1,013,634
76,740	Citizens, Inc. (a)	472,719
9,705	HCI Group, Inc.	445,168
19,071	Loews Corp.	778,669
17,163	National Interstate Corp.	481,937
8,958	The Navigators Group, Inc. (a)	697,291
80,257	RPX Corp. (a)	1,154,898
19,981	W.R. Berkley Corp.	1,009,240
		8,095,712

	Iron & Steel - 0.58%
41,140	Steel Dynamics, Inc.	826,914
	Media - 3.91%
42,553	Entercom Communications Corp. - Class A (a)	517,019
116,449	Entravision Communications Corp. - Class A	737,122
5,134	Facebook, Inc. - Class A (a)	422,092
711	Google, Inc. - Class A (a)	394,392
26,833	HealthStream, Inc. (a)	676,191
8,832	IAC/InterActive Corp.	595,895
14,663	Nexstar Broadcasting Group, Inc. - Class A	839,017
10,457	Shutterstock, Inc. (a)	718,082
9,506	VeriSign, Inc. (a)	636,617
		5,536,427

	Medical Equipment & Devices - 4.61%
12,620	Abaxis, Inc.	809,068
39,872	Bruker Corp. (a)	736,436
5,664	Cepheid, Inc. (a)	322,282
5,228	Foundation Medicine, Inc. (a)	251,519
30,809	Globus Medical, Inc. - Class A (a)	777,619
14,821	LDR Holding Corp. (a)	543,041
27,527	Masimo Corp. (a)	907,841
20,652	Natus Medical, Inc. (a)	815,134
13,211	Ocular Therapeutix, Inc. (a)	554,664
27,159	Vascular Solutions, Inc. (a)	823,461
		6,541,065

	Metals & Mining - 0.55%
22,321	Hi-Crush Partners LP	782,797
	Oil, Gas & Coal - 2.89%
6,000	Clayton Williams Energy, Inc. (a)	303,780
9,405	Devon Energy Corp.	567,215
98,054	FMSA Holdings, Inc. (a)	709,911
14,536	Kinder Morgan, Inc.	611,384
76,038	Northern Oil and Gas, Inc. (a)	586,253
51,685	Sanchez Energy Corp. (a)	672,422
126,690	W&T Offshore, Inc.	647,386
		4,098,351

	Real Estate - 0.57%
21,483	Marcus & Millichap, Inc. (a)	805,183
	Renewable Energy - 0.66%
125,959	Ameresco, Inc. - Class A (a)	932,097
	Retail - Consumer Staples - 1.74%
36,861	The Chefs' Warehouse, Inc. (a)	826,792
5,713	Costco Wholesale Corp.	865,491
14,960	Whole Foods Market, Inc.	779,117
		2,471,400

	Retail - Discretionary - 6.64%
2,368	Amazon.com, Inc. (a)	881,133
40,470	Barnes & Noble, Inc. (a)	961,162
11,753	Bed Bath & Beyond, Inc. (a)	902,337
18,737	Copart, Inc. (a)	703,949
28,058	Guess?, Inc.	521,598
9,830	L Brands, Inc.	926,871
1,908	Netflix, Inc. (a)	795,044
38,520	Sonic Automotive, Inc. - Class A	959,148
69,869	Tile Shop Holdings, Inc. (a)	846,114
23,352	Urban Outfitters, Inc. (a)	1,066,019
21,125	Zumiez, Inc. (a)	850,281
		9,413,656

	Semiconductors - 3.84%
8,982	Ambarella, Inc. (a)(b)	680,027
65,885	Amkor Technology, Inc. (a)(b)	582,094
9,120	Broadcom Corp. - Class A	394,851
8,587	Cavium, Inc. (a)	608,131
39,337	Cypress Semiconductor Corp. (a)	555,045
4,180	IPG Photonics Corp. (a)	387,486
13,101	Micrel, Inc.	197,563
8,057	Microchip Technology, Inc.	393,987
11,490	Monolithic Power Systems, Inc. (b)	604,949
17,492	NVIDIA Corp.	366,020
11,186	OmniVision Technologies, Inc. (a)	294,975
7,976	Universal Display Corp. (a)	372,878
		5,438,006

	Software - 5.54%
13,601	Advent Software, Inc.	599,940
5,754	Akamai Technologies, Inc. (a)	408,793
11,202	Cerner Corp. (a)	820,659
10,662	Cvent, Inc. (a)	298,962
5,795	Envestnet, Inc. (a)	324,984
4,150	Intuit, Inc.	402,384
5,673	LogMeIn, Inc. (a)	317,631
9,555	Oracle Corp.	412,298
9,601	Paycom Software, Inc. (a)	307,808
11,027	PDF Solutions, Inc. (a)	197,604
15,226	Pegasystems, Inc.	331,165
11,815	Rackspace Hosting, Inc. (a)	609,536
6,246	Salesforce.com, Inc. (a)	417,295
9,753	SS&C Technologies Holdings, Inc.	607,612
6,947	Synchronoss Technologies, Inc. (a)	329,705
6,498	Tableau Software, Inc. - Class A (a)	601,195
9,123	VASCO Data Security International, Inc. (a)	196,509
26,428	Veeva Systems, Inc. - Class A (a)	674,707
		7,858,787

	Specialty Finance - 4.96%
18,671	Air Lease Corp. (b)	704,643
2,778	AMERCO	917,851
47,494	CAI International, Inc. (a)	1,166,928
8,357	Capital One Financial Corp.	658,699
2,435	Credit Acceptance Corp. (a)	474,825
5,871	Ellie Mae, Inc. (a)	324,725
11,299	Euronet Worldwide, Inc. (a)	663,816
28,392	Green Dot Corp. - Class A (a)	452,001
12,006	Liberty Tax, Inc. (a)	334,127
45,409	NewStar Financial, Inc. (a)	532,648
14,741	PRA Group, Inc. (a)	800,731
		7,030,994

	Technology Services - 3.63%
3,118	CoStar Group, Inc. (a)	616,834
10,046	EPAM Systems, Inc. (a)	615,719
8,598	ExlService Holdings, Inc. (a)	319,846
6,700	Forrester Research, Inc.	246,426
11,522	ManTech International Corp. - Class A	391,057
16,905	Medidata Solutions, Inc. (a)	829,021
11,695	Morningstar, Inc.	876,072
17,529	NIC, Inc.	309,737
12,084	Syntel, Inc. (a)	625,105
7,783	Virtusa Corp. (a)	322,061
		5,151,878

	Telecommunications - 1.45%
27,893	General Communication, Inc. - Class A (a)	439,594
11,813	IDT Corp. - Class B	209,681
8,948	j2 Global, Inc.	587,704
59,863	Premiere Global Services, Inc. (a)	572,290
51,289	Vonage Holdings Corp. (a)	251,829
		2,061,098

	Transportation & Logistics - 2.12%
17,425	Echo Global Logistics, Inc. (a)	475,005
4,053	FedEx Corp.	670,569
32,743	Hornbeck Offshore Services, Inc. (a)	615,896
8,958	Old Dominion Freight Lines, Inc. (a)	692,453
21,080	Swift Transportation Co. (a)	548,502
		3,002,425

	Utilities - 0.70%
26,469	ITC Holdings Corp.	990,735
	Waste & Environmental Services & Equipment - 0.50%
12,546	Clean Harbors, Inc. (a)	712,362
	TOTAL COMMON STOCKS (Cost $124,175,276)	133,527,154

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.43%
	Real Estate - 4.43%
23,873	American Assets Trust, Inc.	1,033,223
46,127	First Industrial Realty Trust, Inc.	988,502
23,353	The GEO Group, Inc.	1,021,460
34,437	Healthcare Realty Trust, Inc.	956,660
64,725	Medical Properties Trust, Inc.	954,046
48,914	Monmouth Real Estate Investment Corp.	543,435
24,984	RLJ Lodging Trust	782,249
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,145,396)	6,279,575

	MONEY MARKET FUNDS - 1.43%
2,020,385	Fidelity Institutional Money Market Funds - Class I, 0.10% (c)	2,020,385
	TOTAL MONEY MARKET FUNDS (Cost $2,020,385)	2,020,385

	Total Investments (Cost $132,341,057) - 100.04%	141,827,114
	Liabilities in Excess of Other Assets - (0.04)%	(51,268)
	TOTAL NET ASSETS - 100.00%	$141,775,846

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Global security, as defined by the Fund's Investment Advisor.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.

Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$14,146,057
Gross Unrealized Depreciation	(4,660,000)
Net Unrealized Appreciation	$9,486,057

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 95.80%
	Apparel & Textile Products - 2.46%
7,164	NIKE, Inc. - Class B	$718,764
3,487	Ralph Lauren Corp.	458,541
10,423	Under Armour, Inc. - Class A (a)	841,657
		2,018,962

	Asset Management - 2.27%
1,755	BlackRock, Inc.	642,049
20,934	The Charles Schwab Corp.	637,231
11,342	Franklin Resources, Inc.	582,072
		1,861,352

	Banking - 0.77%
4,990	M&T Bank Corp.	633,730
	Biotechnology & Pharmaceutical - 7.47%
17,539	AbbVie, Inc.	1,026,733
4,967	Alexion Pharmaceuticals, Inc. (a)	860,781
12,500	Gilead Sciences, Inc. (a)	1,226,625
20,859	Mylan NV (a)(b)	1,237,982
3,948	Regeneron Pharmaceuticals, Inc. (a)	1,782,443
		6,134,564

	Chemicals - 1.38%
4,367	Air Products and Chemicals, Inc.	660,640
4,425	Airgas, Inc.	469,537
		1,130,177

	Commercial Services - 1.16%
11,700	Cintas Corp.	955,071
	Construction Materials - 0.78%
4,600	Martin Marietta Materials, Inc.	643,080
	Consumer Products - 10.75%
23,300	Brown-Forman Corp. - Class B	2,105,155
13,127	Constellation Brands, Inc. - Class A (a)	1,525,489
18,226	The Estee Lauder Companies, Inc. - Class A	1,515,674
17,850	The JM Smucker Co.	2,065,780
11,657	Monster Beverage Corp. (a)	1,613,271
		8,825,369

	Distributors - Discretionary - 1.01%
20,000	Fastenal Co.	828,700
	Engineering & Construction Services - 1.01%
7,082	SBA Communications Corp. - Class A (a)	829,302

	Gaming, Lodging & Restaurants - 1.04%
8,989	Starbucks Corp.	851,258
	Hardware - 3.40%
15,241	Apple, Inc.	1,896,438
39,462	Juniper Networks, Inc.	891,052
		2,787,490

	Health Care Facilities & Services - 5.54%
19,475	DaVita HealthCare Partners, Inc. (a)	1,582,928
14,396	UnitedHealth Group, Inc.	1,702,903
10,700	Universal Health Services, Inc. - Class B	1,259,497
		4,545,328

	Home & Office Products - 0.90%
3,967	Mohawk Industries, Inc. (a)	736,870
	Industrial Services - 1.03%
3,600	W.W. Grainger, Inc.	848,916
	Institutional Financial Services - 1.58%
3,340	The Goldman Sachs Group, Inc.	627,820
2,854	Intercontinental Exchange, Inc.	665,752
		1,293,572

	Insurance - 6.97%
31,809	Aflac, Inc.	2,036,094
13,893	American Financial Group, Inc.	891,236
4	Berkshire Hathaway, Inc. - Class A (a)	870,000
47,027	Loews Corp.	1,920,112
		5,717,442

	Media - 8.10%
3,176	Alliance Data Systems Corp. (a)	940,890
10,871	Comcast Corp. - Class A	613,885
15,397	Facebook, Inc. - Class A (a)	1,265,864
263	Google, Inc. - Class A (a)	145,886
1,439	Google, Inc. - Class C (a)	788,572
564	The Priceline Group, Inc. (a)	656,581
16,807	Twenty-First Century Fox, Inc. - Class A	568,749
16,135	VeriSign, Inc. (a)	1,080,561
8,549	Viacom, Inc. - Class B	583,897
		6,644,885

	Medical Equipment & Devices - 2.64%
10,750	Danaher Corp.	912,675
10,113	Waters Corp. (a)	1,257,248
		2,169,923

	Metals & Mining - 0.63%
27,210	Freeport-McMoRan, Inc.	515,629
	Oil, Gas & Coal - 8.18%
53,327	Cabot Oil & Gas Corp.	1,574,746
29,103	Devon Energy Corp.	1,755,202
23,611	Helmerich & Payne, Inc.	1,607,201
42,221	Kinder Morgan, Inc.	1,775,815
		6,712,964

	Retail - Consumer Staples - 4.24%
9,570	Costco Wholesale Corp.	1,449,807
7,889	Family Dollar Stores, Inc.	625,124
27,044	Whole Foods Market, Inc.	1,408,452
		3,483,383

	Retail - Discretionary - 4.66%
2,056	Amazon.com, Inc. (a)	765,037
7,787	Bed Bath & Beyond, Inc. (a)	597,847
7,173	L Brands, Inc.	676,342
1,130	Netflix, Inc. (a)	470,860
7,759	Nordstrom, Inc.	623,203
3,195	O'Reilly Automotive, Inc. (a)	690,887
		3,824,176

	Semiconductors - 2.21%
37,490	Applied Materials, Inc.	845,774
46,468	NVIDIA Corp.	972,343
		1,818,117

	Software - 5.66%
14,754	Akamai Technologies, Inc. (a)	1,048,198
18,250	Cerner Corp. (a)	1,336,995
10,040	Intuit, Inc.	973,478
29,798	Oracle Corp.	1,285,784
		4,644,455

	Specialty Finance - 2.40%
2,225	AMERCO	735,140
15,660	Capital One Financial Corp.	1,234,321
		1,969,461

	Technology Services - 1.29%
16,927	Cognizant Technology Solutions Corp. - Class A (a)	1,056,076
	Transportation & Logistics - 1.56%
10,300	Expeditors International of Washington, Inc.	496,254
4,756	FedEx Corp.	786,880
		1,283,134

	Transportation Equipment - 1.08%
14,000	PACCAR, Inc.	883,960
	Utilities - 3.63%
38,721	ITC Holdings Corp.	1,449,327
14,730	NextEra Energy, Inc.	1,532,657
		2,981,984

	TOTAL COMMON STOCKS (Cost $73,331,321)	78,629,330

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.81%
	Real Estate - 0.81%
1,213	Boston Properties, Inc.	170,402
2,180	Equity Residential	169,735
3,640	Prologis, Inc.	158,559
666	Urban Edge Properties	15,784
1,332	Vornado Realty Trust	149,184
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $645,520)	663,664

	MONEY MARKET FUNDS - 3.44%
2,822,696	Fidelity Institutional Money Market Funds - Class I, 0.10% (c)	2,822,696
	TOTAL MONEY MARKET FUNDS (Cost $2,822,696)	2,822,696

	Total Investments (Cost $76,799,537) - 100.05%	82,115,690
	Liabilities in Excess of Other Assets - (0.05)%	(39,375)
	TOTAL NET ASSETS - 100.00%	$82,076,315

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Global security, as defined by the Fund's Investment Advisor.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.

Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$6,457,317
Gross Unrealized Depreciation	(1,141,164)
Net Unrealized Appreciation	$5,316,153

Investment Valuations (Unaudited)

The following is a summary of the Funds' pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (NAV) of the Funds’ shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”).

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2: Other significant observable inputs, other than quoted prices included in Level 1, that are observable for the asset, either directly or indirectly, these inputs may include quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3: Unobservable inputs for the assets to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds' perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds' investments as of March 31, 2015.

Global Fund

Investments at Value*	Total	Level 1	Level 2	Level 3
Common Stock	$4,698,265	$4,698,265	$-	$-
Real Estate Investment Trusts	150,389	150,389	-	-
Closed-End Mutual Funds	33,715	33,715	-	-
Warrants	-	-	-	-	+
Money Market Funds	141,420	141,420	-	-
Total Investments	$5,023,789	$5,023,789	$-	$-	+

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of June 30, 2014	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases/acquisitions	-	+
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2015	$-	+

Description	Fair Value at 3/31/2015		Valuation Techniques	Unobservable Input	Range
Warrants	$-	+	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

U.S. All Cap Fund

Investments at Value*	Total	Level 1	Level 2	Level 3
Common Stock	$133,527,154	$133,527,154	$-	$-
Real Estate Investment Trusts	6,279,575	6,279,575	-	-
Money Market Funds	2,020,385	2,020,385	-	-
Total Investments	$141,827,114	$141,827,114	$-	$-

U.S. Large Cap Fund

Investments at Value*	Total	Level 1	Level 2	Level 3
Common Stock	$78,629,330	$78,629,330	$-	$-
Real Estate Investment Trusts	663,664	663,664	-	-
Money Market Funds	2,822,696	2,822,696	-	-
Total Investments	$82,115,690	$82,115,690	$-	$-

*	For further information regarding security characteristics, please see the Schedule of Investments.
+	Amount is less than $0.50.

The U.S. All Cap Fund and the U.S. Large Cap Fund did not hold any Level 3 securities during the period ended March 31, 2015. There were no transfers of securities between levelsduring the period ended March 31, 2015 in the Global Fund, the U.S. All Cap Fund or the U.S. Large Cap Fund. Transfers between levels are recognized at the end of the reportingperiod. The Funds did not hold any derivate instruments during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)  /s/ Dr. Joel M. Shulman
                                       Dr. Joel M. Shulman, President

Date  May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman
                                         Dr. Joel M. Shulman, President

Date  May 28, 2015

By (Signature and Title)* /s/ David Cragg
                                         David Cragg, Treasurer

Date  May 28, 2015

* Print the name and title of each signing officer under his or her signature.